RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2020
Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 0	$ 0	$ 0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Promissory note - related party				$ 250,000
Outstanding balance of related party note	0	0	$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000	10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 0	$ 0